FRANKLIN ETF TRUST

Schedule of Investments, June 30, 2022 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value

U.S. Government and Agency Securities 40.7%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$16,458	$16,285
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24	1,231,348	1,214,912
secured note, 2.628%, 11/12/26	1,233,915	1,209,536
[a]KE Export Leasing LLC, 2013-A, secured note, FRN, 1.828%, (3-Month USD LIBOR + 0.23%), 2/28/25	486,647	485,988
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,132,645	1,106,984
Petroleos Mexicanos, 2.378%, 4/15/25	420,000	414,180
Reliance Industries Ltd.,
2.512%, 1/15/26	750,000	739,025
senior secured note, 2.06%, 1/15/26	1,000,000	977,748
U.S. International Development Finance Corp.,
2.12%, 3/20/24	733,333	724,777
4.01%, 5/15/30	1,367,500	1,400,344
U.S. Treasury Note,
0.125%, 5/15/23	4,700,000	4,588,939
0.125%, 5/31/23	5,000,000	4,876,392
0.125%, 7/15/23	2,500,000	2,428,152
0.125%, 8/15/23	5,000,000	4,844,336
0.125%, 9/15/23	3,000,000	2,900,508
0.25%, 6/15/23	6,000,000	5,847,697
0.25%, 11/15/23	5,000,000	4,819,141
0.25%, 3/15/24	8,100,000	7,735,184
0.25%, 5/15/24	5,000,000	4,752,930
0.25%, 6/15/24	5,000,000	4,742,188
0.375%, 4/15/24	25,000,000	23,869,140
0.875%, 1/31/24	10,000,000	9,678,125
1.25%, 7/31/23	3,400,000	3,339,238
1.25%, 8/31/24	12,000,000	11,562,656
1.50%, 9/30/24	11,200,000	10,836,000
1.625%, 10/31/23	3,000,000	2,948,789
1.75%, 6/30/24	5,300,000	5,173,711
2.50%, 5/31/24	3,000,000	2,973,164
2.75%, 5/15/25	5,000,000	4,962,109
Ulani MSN 37894, senior bond, 2.184%, 12/20/24	869,566	855,723

Total U.S. Government and Agency Securities (Cost $136,176,429)		132,023,901

Mortgage-Backed Securities 67.1%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 35.5%
FHLMC, 0.657%, (SOFR +/- MBS Margin), 5/25/29	3,000,000	3,002,791
FHLMC, 0.919%, (SOFR +/- MBS Margin), 12/25/30	1,757,344	1,724,261
FHLMC, 0.919%, (SOFR +/- MBS Margin), 1/25/31	3,716,952	3,669,380
FHLMC, 0.919%, (SOFR +/- MBS Margin), 1/25/31	2,975,499	2,950,948
FHLMC, 0.929%, (SOFR +/- MBS Margin), 12/25/28	2,999,671	2,959,484
FHLMC, 0.949%, (SOFR +/- MBS Margin), 5/25/28	3,683,816	3,662,538
FHLMC, 0.949%, (SOFR +/- MBS Margin), 4/25/31	2,027,612	2,013,770
FHLMC, 0.959%, (SOFR +/- MBS Margin), 1/25/31	4,286,429	4,260,903
FHLMC, 1.169%, (SOFR +/- MBS Margin), 4/25/32	3,000,000	3,011,637
FHLMC, 1.198%, (SOFR +/- MBS Margin), 1/25/29	3,575,090	3,536,977
FHLMC, 1.199%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	3,003,957
FHLMC, 1.238%, (SOFR +/- MBS Margin), 1/25/29	3,000,000	2,974,470

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 1.278%, (SOFR +/- MBS Margin), 1/25/32	$3,000,000	$2,990,713
FHLMC, 1.29%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	726,730	715,960
FHLMC, 1.31%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	188,971	187,509
FHLMC, 1.318%, (SOFR +/- MBS Margin), 2/25/29	2,249,963	2,245,120
FHLMC, 1.33%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	429,621	428,490
FHLMC, 1.338%, (SOFR +/- MBS Margin), 2/25/32	1,821,000	1,821,694
FHLMC, 1.34%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	239,000	237,755
FHLMC, 1.35%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	160,482	160,034
FHLMC, 1.36%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	512,282	510,642
FHLMC, 1.37%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	199,636	199,042
FHLMC, 1.38%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	3,401,883	3,388,739
FHLMC, 1.38%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,906,288	1,897,297
FHLMC, 1.41%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	1,396,924	1,392,228
FHLMC, 1.41%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	389,276	387,141
FHLMC, 1.42%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	92,752	92,762
FHLMC, 1.42%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	2,534,395	2,511,509
FHLMC, 1.42%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	1,354,951	1,348,155
FHLMC, 1.42%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	1,128,174	1,123,008
FHLMC, 1.44%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,810,308	1,797,595
FHLMC, 1.45%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	391,501	391,215
FHLMC, 1.45%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	902,095	897,071
FHLMC, 1.46%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	558,385	557,666
FHLMC, 1.46%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	218,509	218,153
FHLMC, 1.47%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	392,672	392,468
FHLMC, 1.47%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	3,929,358	3,907,788
FHLMC, 1.48%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,122,119	1,121,799
FHLMC, 1.48%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	936,319	934,944
FHLMC, 1.48%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,156,640	1,152,229
FHLMC, 1.49%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	519,355	518,814
FHLMC, 1.49%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	61,141	60,987
FHLMC, 1.49%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,314,091	1,304,241
FHLMC, 1.52%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	395,999	395,707
FHLMC, 1.54%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	41,719	41,696
FHLMC, 1.56%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	1,021,771	1,017,550
FHLMC, 1.56%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,282,033	1,277,660
FHLMC, 1.56%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	3,015,149	3,005,516
FHLMC, 1.59%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,738,150	1,738,799
FHLMC, 1.60%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	1,494,314	1,491,963
FHLMC, 1.61%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	1,715,270	1,711,098
FHLMC, 1.61%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	1,384,081	1,384,830
FHLMC, 1.62%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	613,889	614,579
FHLMC, 1.62%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	2,458,397	2,450,654
FHLMC, 1.624%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	836,662	829,943
FHLMC, 1.63%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,152,432	2,153,460
FHLMC, 1.63%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	2,815,704	2,811,100
FHLMC, 1.64%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	1,034,294	1,030,823
FHLMC, 1.64%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	1,434,220	1,437,319
FHLMC, 1.64%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	889,626	892,146
FHLMC, 1.65%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	2,326,066	2,318,559
FHLMC, 1.66%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	2,150,927	2,144,246
FHLMC, 1.66%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	946,393	943,394
FHLMC, 1.68%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,396,317	1,396,857
FHLMC, 1.724%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	464,623	464,992

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 1.771%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	$109,980	$110,612
FHLMC, 1.774%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,343,745	1,342,630
FHLMC, 1.82%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	1,043,680	1,047,149
FHLMC, 1.874%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	31,384	32,052
FHLMC, 1.891%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	887	916
FHLMC, 1.92%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	1,719,701	1,729,904
FHLMC, 1.937%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	7,290	7,432
FHLMC, 1.958%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	19,248	19,628
FHLMC, 1.963%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	48,736	49,370
FHLMC, 1.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	23,519	23,382
FHLMC, 2.009%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	5,181	5,280
FHLMC, 2.01%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	42,242	42,790
FHLMC, 2.055%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,767	1,786
FHLMC, 2.056%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	28,315	29,192
FHLMC, 2.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,230	1,250
FHLMC, 2.113%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	11,719	11,677
FHLMC, 2.12%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	5,218	5,324
FHLMC, 2.124%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,763	4,894
FHLMC, 2.149%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	32,223	33,371
FHLMC, 2.18%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	7,500	7,688
FHLMC, 2.22%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	422,105	433,116
FHLMC, 2.23%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	182	185
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	6,145	6,109
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	95,126	98,699
FHLMC, 2.257%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	166,941	171,363
FHLMC, 2.284%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	28,930	28,825
FHLMC, 2.316%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	393,055	403,326
FHLMC, 2.34%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	3,734	3,853
FHLMC, 2.34%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	183,738	188,890
FHLMC, 2.341%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	72,895	75,597
FHLMC, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	12,121	12,594
FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	65,127	67,211
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	91,308	94,149
FHLMC, 2.358%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,174,306	1,205,253
FHLMC, 2.365%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	26,718	27,859
FHLMC, 2.366%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	313,476	320,539
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	8,832	9,123
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	62,796	62,158
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	12,515	12,978
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	13,434	13,372
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	27,318	28,209
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	29,117	30,063
FHLMC, 2.39%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	723	720
FHLMC, 2.41%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	6,897	7,133
FHLMC, 2.423%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	84,288	86,365
FHLMC, 2.429%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	135,248	138,936
FHLMC, 2.433%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	9,860	10,178
FHLMC, 2.445%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,873	4,982
FHLMC, 2.453%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	17	17
FHLMC, 2.467%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	62,387	64,092
FHLMC, 2.476%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	9,392	9,708
FHLMC, 2.478%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	19,556	20,129
FHLMC, 2.482%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	171	171

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.482%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	$25,899	$26,694
FHLMC, 2.495%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	93,203	93,289
FHLMC, 2.504%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	29,722	30,419
FHLMC, 2.508%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	824,886	854,703
FHLMC, 2.511%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	106,615	108,751
FHLMC, 2.532%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	23,955	23,722
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	28,229	28,534
FHLMC, 2.566%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	55,918	55,279
FHLMC, 2.603%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,124,946	1,168,442
FHLMC, 2.622%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	550,249	567,235
FHLMC, 2.629%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	245,950	254,134
FHLMC, 2.649%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	116,397	115,360
FHLMC, 2.685%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	449	447
FHLMC, 2.686%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	8,927	9,253
FHLMC, 2.708%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	155,907	162,389
FHLMC, 2.71%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	21,006	20,924
FHLMC, 2.735%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	1,111	1,101
FHLMC, 2.801%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	30,934	31,684
FHLMC, 2.862%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	3,993	3,991
FHLMC, 2.988%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	3,282	3,262
FHLMC, 2.997%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	11,698	11,771
FHLMC, 3.015%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	3,844	3,813
FHLMC, 3.072%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	19,781	20,332
FHLMC, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,733	8,675
FHLMC, 3.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	23,079	23,237
FHLMC, 3.308%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	2,385	2,387
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	974	976
FHLMC, 3.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	607	605
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	417	418

		114,990,831

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.8%
FHLMC, 0.75%, 5/25/44	1,986,332	1,691,989
FHLMC, 0.799%, 5/25/30	2,458,557	2,184,710
FHLMC, 0.826%, 2/25/31	897,877	786,229
FHLMC, 1.054%, 8/25/26	1,943,502	1,842,567
FHLMC, 2.00%, 11/01/36	8,869,960	8,302,696
FHLMC, 2.00%, 2/25/50	1,070,294	959,601
FHLMC, 2.745%, 1/25/26	1,500,000	1,466,702
FHLMC, 2.995%, 12/25/25	1,500,000	1,479,248
FHLMC, 3.062%, 12/25/24	1,500,000	1,485,870
FHLMC, 3.458%, 8/25/23	1,997,022	1,997,726
FHLMC, 3.49%, 1/25/24	2,000,000	2,004,404
FHLMC, 3.50%, 6/01/26	180,522	180,336
FHLMC, 4.00%, 3/01/49	973,140	976,679

		25,358,757

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 6.3%
FNMA, 1.425%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	621	616
FNMA, 1.57%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	28,679	29,138
FNMA, 1.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,233	3,210

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.672%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	$1,888	$1,886
FNMA, 1.695%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	41,005	41,607
FNMA, 1.719%, (1 Year CMT +/- MBS Margin), 1/01/31	16,111	16,131
FNMA, 1.724%, (1 Year CMT +/- MBS Margin), 6/01/40	31,344	31,959
FNMA, 1.724%, (1 Year CMT +/- MBS Margin), 11/01/40	10,895	11,039
FNMA, 1.744%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	3,251	3,309
FNMA, 1.777%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	1,089	1,079
FNMA, 1.80%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	16,134	16,523
FNMA, 1.834%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	1,554	1,552
FNMA, 1.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	300	297
FNMA, 1.847%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	37,008	37,998
FNMA, 1.867%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	6,322	6,448
FNMA, 1.873%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	194	194
FNMA, 1.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	207	206
FNMA, 1.876%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	68,957	70,926
FNMA, 1.882%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	21,937	22,280
FNMA, 1.886%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	1,379	1,366
FNMA, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	36,194	36,051
FNMA, 1.891%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	5,706	5,710
FNMA, 1.891%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	6,654	6,841
FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	4,195	4,295
FNMA, 1.908%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	5,024	5,177
FNMA, 1.931%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	11,937	12,202
FNMA, 1.933%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	14,449	14,702
FNMA, 1.936%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	11,332	11,608
FNMA, 1.939%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	88,728	88,657
FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	17,712	18,088
FNMA, 1.95%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	5,133	5,256
FNMA, 1.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,677	4,636
FNMA, 1.96%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,573	4,670
FNMA, 1.964%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	10,480	10,687
FNMA, 1.965%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,494	2,530
FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	15,765	15,711
FNMA, 1.974%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	1,518,393	1,506,676
FNMA, 1.98%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	35,124	35,839
FNMA, 1.985%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	198,577	203,770
FNMA, 1.989%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	2,050	2,103
FNMA, 1.998%, (11th District COF +/- MBS Margin), 8/01/29	5,642	5,568
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	18,939	18,773
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	268,833	277,189
FNMA, 2.006%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	294,739	300,578
FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,411	1,403
FNMA, 2.024%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	470,767	468,559
FNMA, 2.024%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,016,053	1,013,083
FNMA, 2.024%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	890,766	888,308
FNMA, 2.028%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	21,046	21,019
FNMA, 2.047%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	1,160	1,155
FNMA, 2.06%, (1 Year CMT +/- MBS Margin), 11/01/35	13,299	13,798
FNMA, 2.062%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	138,398	142,100
FNMA, 2.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	9,619	9,531
FNMA, 2.07%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	90,064	92,197
FNMA, 2.072%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	407	406
FNMA, 2.074%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22	288,714	288,723

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.074%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	$1,909,561	$1,909,289
FNMA, 2.074%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	1,828,728	1,820,880
FNMA, 2.074%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	39,644	39,582
FNMA, 2.08%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	202,583	208,294
FNMA, 2.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	288	289
FNMA, 2.103%, (1 Year CMT +/- MBS Margin), 11/01/35	10,351	10,653
FNMA, 2.121%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,390,274	1,427,250
FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,690	3,761
FNMA, 2.124%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	10,494	10,738
FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	9,183	9,136
FNMA, 2.131%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	44,176	44,546
FNMA, 2.147%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	97,533	99,809
FNMA, 2.159%, (1 Year CMT +/- MBS Margin), 11/01/35	12,190	12,686
FNMA, 2.167%, (1 Year CMT +/- MBS Margin), 10/01/35	87,287	90,918
FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	66,757	66,501
FNMA, 2.184%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	56,965	59,130
FNMA, 2.184%, (1 Year CMT +/- MBS Margin), 11/01/35	15,356	15,531
FNMA, 2.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	5,341	5,313
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	20,288	20,881
FNMA, 2.196%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	5,643	5,635
FNMA, 2.197%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	2,342	2,399
FNMA, 2.197%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	68,063	69,798
FNMA, 2.211%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	35,359	36,192
FNMA, 2.213%, (1 Year CMT +/- MBS Margin), 11/01/35	104,130	103,746
FNMA, 2.227%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	97,192	99,624
FNMA, 2.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	3,085	3,063
FNMA, 2.24%, (1 Year CMT +/- MBS Margin), 11/01/35	39,362	41,112
FNMA, 2.24%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	22,083	22,719
FNMA, 2.255%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	19,790	19,762
FNMA, 2.265%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	192,357	197,254
FNMA, 2.267%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	32,957	33,872
FNMA, 2.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	4,780	4,734
FNMA, 2.272%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,275,980	1,317,179
FNMA, 2.276%, (1 Year CMT +/- MBS Margin), 11/01/35	17,773	18,574
FNMA, 2.276%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	1,506,874	1,549,158
FNMA, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	8,150	8,080
FNMA, 2.281%, (1 Year CMT +/- MBS Margin), 11/01/35	34,037	35,595
FNMA, 2.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,441	1,434
FNMA, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	298,417	307,928
FNMA, 2.297%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	12,601	12,586
FNMA, 2.309%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	2,375	2,359
FNMA, 2.31%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	664,932	684,815
FNMA, 2.32%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	1,153	1,147
FNMA, 2.32%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	41,629	42,987
FNMA, 2.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,172	5,258
FNMA, 2.325%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	4,174	4,267
FNMA, 2.325%, (1 Year CMT +/- MBS Margin), 11/01/35	19,971	20,918
FNMA, 2.332%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,614	5,721
FNMA, 2.332%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	21,390	22,170
FNMA, 2.333%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	10,901	11,226
FNMA, 2.333%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	42,946	44,284
FNMA, 2.339%, (1 Year CMT +/- MBS Margin), 11/01/35	75,077	75,881
FNMA, 2.339%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	89,776	92,449

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.347%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	$73,588	$75,178
FNMA, 2.348%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,602	2,678
FNMA, 2.351%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	377	376
FNMA, 2.352%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	847,845	873,683
FNMA, 2.354%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	390	390
FNMA, 2.355%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	61,436	61,425
FNMA, 2.358%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	319,365	328,990
FNMA, 2.366%, (1 Year CMT +/- MBS Margin), 10/01/35	210,670	220,978
FNMA, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	792	790
FNMA, 2.37%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	29,877	29,823
FNMA, 2.391%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	35,319	36,518
FNMA, 2.392%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	75,450	77,404
FNMA, 2.394%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	44,636	46,303
FNMA, 2.40%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	24,308	24,144
FNMA, 2.401%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	11,935	12,425
FNMA, 2.405%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	3,322	3,314
FNMA, 2.408%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,635	1,698
FNMA, 2.409%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	147,864	151,994
FNMA, 2.419%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	23,780	24,393
FNMA, 2.423%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	631	626
FNMA, 2.443%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	47,852	49,583
FNMA, 2.446%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	56,567	56,115
FNMA, 2.473%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	555	550
FNMA, 2.481%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	681,590	705,740
FNMA, 2.493%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	3,673	3,671
FNMA, 2.497%, (1 Year CMT +/- MBS Margin), 10/01/36	31,760	33,484
FNMA, 2.503%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	83,286	84,928
FNMA, 2.508%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	135,210	134,331
FNMA, 2.513%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	35,849	37,114
FNMA, 2.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	16,161	16,083
FNMA, 2.521%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	10,508	10,614
FNMA, 2.533%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	10,921	10,879
FNMA, 2.537%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	27,973	27,910
FNMA, 2.542%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	197,723	204,954
FNMA, 2.544%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	122,819	126,784
FNMA, 2.553%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	90,938	94,222
FNMA, 2.553%, (1 Year CMT +/- MBS Margin), 9/01/36	23,087	24,420
FNMA, 2.574%, (1 Year CMT +/- MBS Margin), 5/01/36	34,606	36,603
FNMA, 2.588%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,080	1,079
FNMA, 2.599%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	18,530	18,947
FNMA, 2.607%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	8,932	9,285
FNMA, 2.643%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	8,821	9,061
FNMA, 2.648%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	905	904
FNMA, 2.796%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	3,093	3,096
FNMA, 2.812%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	13,941	14,476
FNMA, 2.829%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	17,148	17,032
FNMA, 2.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,275	7,218
FNMA, 2.867%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	3,302	3,320
FNMA, 2.90%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	114	114
FNMA, 2.957%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	1,146	1,176
FNMA, 2.96%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	2,148	2,138
FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	7,131	7,142
FNMA, 3.09%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	10,211	10,195

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	$69,387	$71,630
FNMA, 3.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	19,115	19,663
FNMA, 3.387%, (11th District COF +/- MBS Margin), 10/01/27	162	163
FNMA, 3.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	24,353	25,231
FNMA, 3.442%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	19,522	20,229
FNMA, 4.08%, (11th District COF +/- MBS Margin), 8/01/28	14,441	14,738
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	23,048	23,102

		20,505,530

Federal National Mortgage Association (FNMA) Fixed Rate 14.6%
FNMA, 0.785%, 7/25/30	3,600,242	3,289,463
FNMA, 1.75%, 1/25/43	1,121,135	1,021,926
FNMA, 2.00%, 2/01/37	6,130,042	5,730,423
FNMA, 2.50%, 9/01/51	7,551,696	6,806,903
FNMA, 3.00%, 10/25/45	1,323,321	1,303,589
FNMA, 3.50%, 9/01/25	24,625	24,532
FNMA, 3.50%, 10/01/25	233,070	232,377
FNMA, 3.50%, 3/01/26	197,286	196,620
FNMA, 3.50%, 8/01/26	38,275	38,169
FNMA, 3.50%, 8/01/26	18,695	18,647
FNMA, 3.50%, 10/01/26	1,933	1,930
FNMA, 3.50%, 10/01/26	1,210	1,209
FNMA, 3.50%, 10/01/26	6,017	6,011
FNMA, 3.50%, 1/01/27	4,524	4,530
FNMA, 3.50%, 1/01/27	10,055	10,044
FNMA, 3.50%, 1/01/27	265,886	265,133
FNMA, 3.50%, 4/01/27	68,091	68,186
FNMA, 3.50%, 7/01/27	277,742	276,967
FNMA, 3.50%, 5/01/31	75,775	75,698
[c]FNMA, 4.00%, 7/01/52	12,064,000	11,899,770
[c]FNMA, 4.50%, 7/01/52	11,730,000	11,778,111
[c]FNMA, 5.00%, 7/01/52	4,064,000	4,149,090

		47,199,328

[b]Government National Mortgage Association (GNMA) Adjustable Rate 1.4%
GNMA, 1.895%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,543,473	1,540,291
GNMA, 1.925%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	2,030,589	2,019,955
GNMA, 2.109%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,112,424	1,119,682

		4,679,928

Government National Mortgage Association (GNMA) Fixed Rate 1.5%
GNMA, 2.50%, 9/20/27	630,164	626,908
GNMA, 5.00%, 6/01/52	4,036,000	4,136,900

		4,763,808

Total Mortgage-Backed Securities (Cost $222,926,671)		217,498,182

Total Investments before Short Term Investments (Cost $359,103,100)		349,522,083

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Shares	Value

Short Term Investments (Cost $8,147,634) 2.5%

Money Market Funds 2.5%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 0.89%	8,147,634	$8,147,634

Total Investments (Cost $367,250,734) 110.3%		357,669,717
Other Assets, less Liabilities (10.3)%		(33,497,644)

Net Assets 100.0%		$324,172,073

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2022, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts

U.S. Treasury 2 Yr. Note	Long	58	$ 12,180,906	9/30/22	$(19,785)

U.S. Treasury 5 Yr. Note	Long	30	3,367,500	9/30/22	(8,570)

U.S. Treasury 10 Yr. Note	Short	144	17,068,500	9/21/22	270,218

U.S. Treasury 10 Yr. Ultra	Short	39	4,967,625	9/21/22	42,650

U.S. Treasury Long Bond	Short	58	8,040,250	9/21/22	87,168

U.S. Treasury Ultra Bond	Short	1	154,344	9/21/22	3,905

Total Futures Contracts					$375,586

*As	of period end.

  Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

franklintempleton.com	Quarterly Schedule of Investments | See Notes to the Schedule of Investments.

Franklin ETF Trust

Notes to Schedule of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Government ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	$ 8,708,845	$ 89,889,704	$ (90,450,915)	$ -	$ -	$8,147,634	8,147,634	$ 2,294

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$132,023,901	$ –	$132,023,901
Mortgage-Backed Securities	–	217,498,182	–	217,498,182
Short Term Investments	8,147,634	–	–	8,147,634

Total Investments in Securities	$8,147,634	$349,522,083	$ –	$357,669,717

Other Financial Instruments:
Futures Contracts	$403,941	$–	$ –	$403,941

Liabilities:
Other Financial Instruments:
Futures Contracts	$28,355	$–	$ –	$28,355

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.